UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Black River Asset Management LLC
Address: 12700 Whitewater Drive
         Minnetonka, MN 55343

13F File Number: 28-11266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Sarah A. Kolar
Title:  Authorized Signatory
Phone:  952-984-3863


Signature, Place, and Date of Signing:

         Sarah A. Kolar    Minnetonka, Minnesota    August 14, 2012
        ---------------   ----------------------   ----------------


Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: $ 17,436
                                        (thousands)

List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE

                                TITLE          CUSIP        VALUE    SHARES/ SH/ PUT/ INVSTMT OTHER  VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS       NUMBER       (x1000)   PRN AMT PRN CALL DSCRETN MANAGERS   SOLE SHRD NONE
-----------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
ADECOAGRO S A                  COM            L00849106       165      18014 SH        Sole              18014
---------------------------------------------------------------------------------------------------------------------
ISHARES INC                    CALL           464286900     10339     200000 SH   CALL Sole             200000
---------------------------------------------------------------------------------------------------------------------
GOODRICH CORP                  COM            382388106       324       2555 SH        Sole               2555
---------------------------------------------------------------------------------------------------------------------
PROOFPOINT INC                 COM            743424103      2464     412887 SH        Sole             412887
---------------------------------------------------------------------------------------------------------------------
TELUS CORP                     NON-VTG SHS    87971M202      2745      47000 SH        Sole              47000
---------------------------------------------------------------------------------------------------------------------
TUDOU HLDGS LTD                SPONSORED ADS  89903T107      1399      41728 SH        Sole              41728
---------------------------------------------------------------------------------------------------------------------